Debt and Other Obligations (Tables)	9 Months Ended
Sep. 30, 2019
Debt Disclosure [Abstract]
Schedule of Debt Arrangements
Debt and other obligations consist of the following:

	September 30, 2019	December 31, 2018
	(In thousands)
Current
Term loan	$7,926	$8,149
Deferred debt issuance costs - term loan(1)	(1,375)	(1,472)
Other short-term debt and obligations	38,465	34,343
Current portion of long term debt and other financial liabilities	45,016	41,020
Non-current
Term loan	626,004	650,014
Deferred debt issuance costs - term loan(1)	(4,928)	(6,266)
Long-term debt, net	621,076	643,748
Total	$666,092	$684,768

(1)
According to ASU 2015-03, adopted on January 1, 2016, the Company presents debt issuance costs related to a recognized liability as a direct deduction from the carrying amount of that liability.